                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2686
                                   ------------


                       RIVERSOURCE TAX-EXEMPT SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota        55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 671-1947
                                                    -----------------

Date of fiscal year end:      11/30
                         --------------
Date of reporting period:      2/28
                         --------------

                              PORTFOLIO HOLDINGS
                                      FOR
                                  RIVERSOURCE
                         INTERMEDIATE TAX-EXEMPT FUND
                               AT FEB. 28, 2007

INVESTMENTS IN SECURITIES

FEB. 28, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

MUNICIPAL BONDS (97.3%)

NAME OF                  COUPON               PRINCIPAL        VALUE(a)
ISSUER AND                RATE                 AMOUNT
TITLE OF
ISSUE(b,c)

ALABAMA (0.3%)
Montgomery Medical Clinic Board
   Revenue Bonds
   Jackson Hospital & Clinic
   Series 2006
     03-01-21             5.13%               $250,000         $263,145
-----------------------------------------------------------------------

ALASKA (0.6%)
State of Alaska
   Refunding Revenue Bonds
   Series 2006A (MBIA) A.M.T.
     10-01-14             5.00                 500,000          533,385
-----------------------------------------------------------------------

ARIZONA (1.8%)
Arizona Health Facilities Authority
   Revenue Bonds
   Phoenix Childrens Hospital
   Series 2007B
     02-01-42             4.50                 500,000(e)       503,845
Queen Creek Improvement District #1
   Special Assessment Bonds
   Series 2006
     01-01-14             5.00                 500,000          519,435
     01-01-18             5.00                 500,000          516,320
                                                              ---------
Total                                                         1,539,600
-----------------------------------------------------------------------

CALIFORNIA (13.2%)
Alameda Corridor Transportation Authority
   Revenue Bonds
   Senior Lien
   Series 1999A (MBIA)
     10-01-18             5.13               2,000,000        2,092,980
California Housing Finance Agency
   Revenue Bonds
   Home Mortgage
   Series 2006H (FGIC) A.M.T.
     08-01-30             5.75                 500,000(g)       538,570

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON              PRINCIPAL         VALUE(a)
ISSUER AND                RATE                AMOUNT
TITLE OF
ISSUE(b,c)

CALIFORNIA (CONT.)
California Housing Finance Agency
   Revenue Bonds
   Home Mortgage
   Series 2006K A.M.T.
     02-01-42             5.50%               $500,000         $533,050
California Pollution Control Financing Authority
   Revenue Bonds
   Waste Management Project
   Series 2005C A.M.T.
     11-01-23             5.13                 500,000          527,045
California Statewide Communities Development Authority
   Revenue Bonds
   Kaiser Permanente
   Series 2007B
     04-01-36             4.37                 100,000(e)       100,480
City of Long Beach
   Refunding Revenue Bonds
   Series 2005A (MBIA) A.M.T.
     05-15-20             5.00               1,000,000        1,064,190
Los Angeles Harbor Department
   Refunding Revenue Bonds
   Series 2006A (MBIA) A.M.T.
     08-01-13             5.00                 500,000          533,520
     08-01-16             5.00                 510,000          552,544
Roseville Natural Gas Finance Authority
   Revenue Bonds
   Series 2007
     02-15-22             5.00                 400,000          440,864
     02-15-24             5.00                 400,000          443,136
San Diego Unified School District
   Unlimited General Obligation Bonds
   Capital Appreciation
   Zero Coupon
   Series 1999A (FGIC)
     07-01-12             3.70               2,000,000(f)     1,634,340

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON              PRINCIPAL         VALUE(a)
ISSUER AND                RATE                AMOUNT
TITLE OF
ISSUE(b,c)

CALIFORNIA (CONT.)
State of California
   Unlimited General Obligation Bonds
   Series 2004A
     07-01-14             5.25%               $500,000         $549,625
State of California
   Unlimited General Obligation Bonds
   Various Purpose
   Series 2003
     11-01-16             5.25               2,000,000        2,176,379
State of California
   Unrefunded Unlimited General Obligation Bonds
   Series 2000
     05-01-19             5.63                 225,000          240,197
                                                             ----------
Total                                                        11,426,920
-----------------------------------------------------------------------

COLORADO (1.5%)
Colorado Health Facilities Authority
   Revenue Bonds
   Evangelical Lutheran
   Series 2005
     06-01-23             5.25                 500,000(g)       535,869
North Range Metropolitan District #1
   Limited General Obligation Refunding Bonds
   Series 2007 (ACA)
     12-15-15             5.00                 365,000          386,506
     12-15-17             5.00                 350,000          370,801
                                                             ----------
Total                                                         1,293,176
-----------------------------------------------------------------------

FLORIDA (4.1%)
Bonita Springs-Vasari Community Development District
   Special Assessment Bonds
   Capital Improvement
   Series 2001B
     05-01-09             6.20                 215,000          215,905

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT
    FEB. 28, 2007

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON              PRINCIPAL         VALUE(a)
ISSUER AND                RATE                AMOUNT
TITLE OF
ISSUE(b,c)

FLORIDA (CONT.)
Grand Haven Community Development District
   Special Assessment Bonds
   Series 2002
     11-01-07             6.13%                $25,000          $25,005
Harbor Bay Community Development District
   Special Assessment Bonds
   Series 2001B
     05-01-10             6.35                 135,000          136,666
Highlands County Health Facilities Authority
   Refunding Revenue Bonds
   Hospital - Adventist Health
   Series 2005A
     11-15-22             5.00               1,000,000        1,056,220
Landmark at Doral Community Development District
   Special Assessment Bonds
   Series 2006B
     05-01-15             5.20                 500,000          509,715
Renaissance Communications Development District
   Special Assessment Bonds
   Series 2002B
     05-01-08             6.25                  65,000           65,465
Sterling Hill Community Development District
   Special Assessment Bonds
   Series 2003B
     11-01-10             5.50                 430,000          434,283
Village Center Community Development District
   Recreational Revenue Bonds
   Series 2003B
     01-01-18             6.35               1,000,000        1,071,060
Waterchase Community Development District
   Revenue Bonds
   Series 2001B
     05-01-08             5.90                  15,000           15,045
                                                             ----------
Total                                                         3,529,364
-----------------------------------------------------------------------

GEORGIA (1.8%)
Appling County Development Authority
   Revenue Bonds
   Georgia Power Company Plant Hatch Project
   Series 2006 (AMBAC)
     07-01-16             4.40                 500,000          509,630
City of Atlanta
   Refunding Revenue Bonds
   Series 2003D (FGIC) A.M.T.
     01-01-16             5.25               1,000,000        1,073,310
                                                             ----------
Total                                                         1,582,940
-----------------------------------------------------------------------

ILLINOIS (5.1%)
City of Chicago
   Revenue Bonds
   Capital Appreciation
   Zero Coupon
   Series 1997 (FGIC)
     11-01-15             4.36               2,000,000(f)     1,414,740
County of Cook
   Prerefunded Unlimited General Obligation Bonds
   Capital Improvement
   Series 1999A (FGIC)
     11-15-17             5.25               2,000,000        2,102,080

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON              PRINCIPAL         VALUE(a)
ISSUER AND                RATE                AMOUNT
TITLE OF
ISSUE(b,c)

ILLINOIS (CONT.)
Lake County Community High School District #117
   Unlimited General Obligation Bonds
   Capital Appreciation
   Zero Coupon
   Series 2000B (FGIC)
     12-01-08             5.13%             $1,000,000(f)      $937,920
                                                            -----------
Total                                                         4,454,740
-----------------------------------------------------------------------

INDIANA (2.4%)
Indiana Municipal Power Agency
   Revenue Bonds
   Series 2003B (MBIA)
     01-01-11             5.00               2,000,000        2,093,220
-----------------------------------------------------------------------

KANSAS (1.2%)
City of Salina
   Improvement Refunding Revenue Bonds
   Salina Regional Health
   Series 2006
     10-01-22             5.00                 500,000          531,065
University of Kansas Hospital Authority
   Improvement Refunding Revenue Bonds
   Health System
   Series 2006
     09-01-23             5.00                 500,000          527,035
                                                            -----------
Total                                                         1,058,100
-----------------------------------------------------------------------

LOUISIANA (5.0%)
Louisiana State Citizens Property Insurance Corporation
   Revenue Bonds
   Series 2006B (AMBAC)
     06-01-16             5.00                 500,000          546,350
State of Louisiana
   Revenue Bonds
   Series 2002A (AMBAC)
     06-01-17             5.38               2,750,000        2,978,277
Tobacco Settlement Financing Corporation
   Asset-backed Revenue Bonds
   Series 2001B
     05-15-30             5.50                 750,000          790,673
                                                            -----------
Total                                                         4,315,300
-----------------------------------------------------------------------

MASSACHUSETTS (2.6%)
Commonwealth of Massachusetts
   Limited General Obligation Bonds
   Consolidated Loan Series 2002C (FGIC)
     11-01-14             5.50               2,000,000        2,238,000
-----------------------------------------------------------------------

MICHIGAN (3.9%)
Michigan Municipal Bond Authority
   Revenue Bonds
   Clean Water Revolving Fund
   Series 2001
     10-01-20             5.00               1,500,000         1,581,945
Saginaw Hospital Finance Authority
   Refunding Revenue Bonds
   Covenant Medical Center
   Series 2004G
     07-01-22             5.13               1,000,000        1,056,440

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON              PRINCIPAL         VALUE(a)
ISSUER AND                RATE                AMOUNT
TITLE OF
ISSUE(b,c)

MICHIGAN (CONT.)
Wayne County Airport Authority
   Revenue Bonds
   Detroit Metro
   Series 2005 (MBIA) A.M.T.
     12-01-19             4.75%               $750,000         $777,090
                                                            -----------
Total                                                         3,415,475
-----------------------------------------------------------------------

MINNESOTA (3.1%)
Osseo Independent School District #279
   Unlimited General Obligation Bonds
   School Building
   Series 2000A
   (School District Credit Enhancement Program)
     02-01-14             5.75               2,000,000        2,126,700
St. Paul Housing & Redevelopment Authority
   Revenue Bonds
   HealthPartners Obligation Group Project
   Series 2006
     05-15-23             5.25                 500,000(g)       534,435
                                                            -----------
Total                                                         2,661,135
-----------------------------------------------------------------------

MONTANA (0.6%)
Montana Board of Housing
   Revenue Bonds
   Single Family Mortgage
   Series 2006C-2 A.M.T.
     12-01-37             5.75                 500,000          535,570
-----------------------------------------------------------------------

NEBRASKA (1.2%)
Central Plains Energy Project
   Revenue Bonds
   Project #1
   Series 2007
     12-01-26             4.25               1,000,000(e)     1,007,480
-----------------------------------------------------------------------

NEW HAMPSHIRE (0.6%)
New Hampshire Business Finance Authority
   Revenue Bonds
   Public Service Company of New Hampshire Project
   Series 2006B (MBIA) A.M.T.
     05-01-21             4.75                 500,000          518,355
-----------------------------------------------------------------------

NEW JERSEY (4.0%)
New Jersey Health Care Facilities Financing Authority
   Revenue Bonds
   South Jersey Hospital
   Series 2006
     07-01-20             5.00               1,050,000        1,106,721
New Jersey Transportation Trust Fund Authority
   Revenue Bonds
   Transportation System
   Series 2006A
     12-15-21             5.50                 250,000          290,910
Tobacco Settlement Financing Corporation
   Asset-backed Revenue Bonds
   Series 2002
     06-01-32             5.75                 185,000          198,331
Tobacco Settlement Financing Corporation
   Prerefunded Asset-backed Revenue Bonds
   Series 2002
     06-01-42             6.13                 205,000          228,878

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT
    FEB. 28, 2007

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON              PRINCIPAL         VALUE(a)
ISSUER AND                RATE                AMOUNT
TITLE OF
ISSUE(b,c)

NEW JERSEY (CONT.)
Tobacco Settlement Financing Corporation
   Prerefunded Revenue Bonds
   Series 2003
     06-01-41             7.00%               $225,000         $266,425
Tobacco Settlement Financing Corporation
   Revenue Bonds
   Series 2003 Escrowed to Maturity
     06-01-10             4.25                 200,000          203,686
     06-01-11             4.50                 180,000          185,949
Tobacco Settlement Financing Corporation
   Revenue Bonds
   Series 2007-1A
     06-01-29             5.00               1,000,000          994,820
                                                            -----------
Total                                                         3,475,720
-----------------------------------------------------------------------

NEW YORK (13.2%)
City of New York
   Prerefunded Unlimited General Obligation Bonds
   Series 2003J
     06-01-19             5.50                 400,000          441,636
City of New York
   Unrefunded Unlimited General Obligation Bonds
   Series 2003J
     06-01-19             5.50               1,600,000        1,752,512
Metropolitan Transportation Authority
   Revenue Bonds
   Series 2002B (MBIA)
     07-01-13             5.50               2,250,000        2,485,664
Metropolitan Transportation Authority
   Revenue Bonds
   Series 2005F
     11-15-12             5.00                 750,000          798,023
New York City Industrial Development Agency
   Revenue Bonds
   Queens Baseball Stadium Pilot
   Series 2006 (AMBAC)
     01-01-23             5.00                 500,000          541,945
New York City Industrial Development Agency
   Revenue Bonds
   Terminal One Group Association Project
   Series 2005 A.M.T.
     01-01-21             5.50                 500,000          544,780
New York State Energy Research & Development Authority
   Revenue Bonds
   New York State Electric & Gas
   Series 1985 (MBIA)
     03-15-15             4.10               1,160,000        1,175,904
New York State Urban Development Corporation
   Revenue Bonds
   Series 2002C
     01-01-11             5.00               2,375,000        2,486,577
Tobacco Settlement Financing Authority
   Asset-backed Revenue Bonds
   Series 2003A-1
     06-01-19             5.50               1,250,000        1,364,075
                                                            -----------
Total                                                        11,591,116
-----------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON              PRINCIPAL         VALUE(a)
ISSUER AND                RATE                AMOUNT
TITLE OF
ISSUE(b,c)

NORTH CAROLINA (4.0%)
North Carolina Eastern Municipal Power Agency
   Refunding Revenue Bonds
   Series 2003A
     01-01-10             5.50%             $1,000,000       $1,043,120
North Carolina Housing Finance Agency
   Revenue Bonds
   Series 2006A-25 A.M.T.
     01-01-37             5.75               1,000,000        1,069,660
North Carolina Housing Finance Agency
   Revenue Bonds
   Series 2006A-26 A.M.T.
     01-01-38             5.50                 250,000          265,360
North Carolina Municipal Power Agency #1 Catawba
   Revenue Bonds
   Series 2003A
     01-01-12             5.50               1,000,000        1,063,330
                                                            -----------
Total                                                         3,441,470
-----------------------------------------------------------------------

NORTH DAKOTA (0.9%)
Ward County
   Revenue Bonds
   Trinity Obligated Group
   Series 2006
     07-01-15             5.25                 750,000          806,423
-----------------------------------------------------------------------

OHIO (7.9%)
City of Cincinnati
   Unlimited General Obligation Bonds
   Series 2000
     12-01-16             5.25               1,650,000        1,739,628
County of Cuyahoga
   Refunding Revenue Bonds
   Series 2003A
     01-01-11             5.50               2,000,000        2,125,639
     01-01-17             6.00               1,500,000        1,675,785
Miami County
   Improvement Refunding Revenue Bonds
   Upper Valley Medical Center
   Series 2006
     05-15-21             5.25                 500,000          536,120
State of Ohio
   Unlimited General Obligation Bonds
   Conservation Projects
   Series 2005A
     03-01-20             5.00                 750,000(g)       797,798
                                                            -----------
Total                                                         6,874,970
-----------------------------------------------------------------------

PENNSYLVANIA (0.6%)
Montgomery County Industrial Development Authority
   Refunding Revenue Bonds
   Acts Retirement Communities
   Series 2006B
     11-15-22             5.00                 500,000          527,885
-----------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON              PRINCIPAL         VALUE(a)
ISSUER AND                RATE                AMOUNT
TITLE OF
ISSUE(b,c)

PUERTO RICO (3.5%)(d)
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement Bonds
   Series 2003A
     07-01-21             5.25%               $375,000         $401,801
Puerto Rico (cont.)
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement Bonds
   Series 2006A
     07-01-24             5.25                 375,000          410,546
     07-01-26             5.25               1,000,000        1,092,351
Puerto Rico Highway & Transportation Authority
   Revenue Bonds
   Series 1996Y
     07-01-13             6.25                 500,000          565,540
Puerto Rico Highway & Transportation Authority
   Revenue Bonds
   Series 2005K
     07-01-19             5.00                 500,000          532,155
                                                            -----------
Total                                                         3,002,393
-----------------------------------------------------------------------

RHODE ISLAND (1.2%)
Rhode Island Housing & Mortgage Finance Corporation
   Revenue Bonds
   Homeownership Opportunity
   Series 2006-51A
     10-01-26             4.65               1,000,000        1,020,210
-----------------------------------------------------------------------

SOUTH CAROLINA (0.3%)
Tobacco Settlement Revenue Management Authority
   Revenue Bonds
   Series 2001B
     05-15-22             6.00                 250,000          264,458
-----------------------------------------------------------------------

TENNESSEE (5.8%)
Clarksville Natural Gas Acquisition Corporation
   Revenue Bonds
   Series 2006
     12-15-17             5.00                 500,000          543,400
     12-15-20             5.00                 500,000          548,640
     12-15-21             5.00                 500,000          551,230
Tennessee Energy Acquisition Corporation
   Revenue Bonds
   Series 2006A
     09-01-18             5.25               1,500,000        1,668,420
     09-01-20             5.25                 885,000          993,554
     09-01-22             5.25                 625,000(g)       707,575
                                                            -----------
Total                                                         5,012,819
-----------------------------------------------------------------------

TEXAS (2.4%)
Brazosport Independent School District
   Unlimited General Obligation Bonds
   Series 2003C
   (Permanent School Fund Guarantee)
     02-15-19             5.00               2,000,000        2,114,600
-----------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3   RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT
    FEB. 28, 2007

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON              PRINCIPAL         VALUE(a)
ISSUER AND                RATE                AMOUNT
TITLE OF
ISSUE(b,c)

VIRGINIA (3.3%)
Richmond Metropolitan Authority
   Refunding Revenue Bonds
   Series 2002 (FGIC)
     07-15-15             5.25%             $2,125,000       $2,366,379
Tobacco Settlement Financing Corporation
   Asset-backed Revenue Bonds
   Series 2005
     06-01-26             5.50                 500,000          530,260
                                                            -----------
Total                                                         2,896,639
-----------------------------------------------------------------------

WASHINGTON (1.2%)
Port of Seattle
   Limited General Obligation Bonds
   Series 2000B A.M.T.
     12-01-21             5.90               1,000,000        1,068,890
-----------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $82,614,659)                                         $84,563,498
-----------------------------------------------------------------------

MUNICIPAL NOTES (1.8%)

ISSUE(b,c,h)           EFFECTIVE              AMOUNT          VALUE(a)
                         YIELD              PAYABLE AT
                                             MATURITY

COLORADO (0.1%)
Colorado Educational & Cultural Facilities Authority
   Revenue Bonds
   National Jewish Federal Building Project
   V.R.D.N. Series 2003-A1 (Bank of America)
     09-01-33             3.64%               $130,000         $130,000
-----------------------------------------------------------------------

MINNESOTA (0.6%)
Center City
   Revenue Bonds
   Hazelden Foundation Project
   V.R.D.N. Series 2005 (Bank of New York)
     11-01-35             3.64                 500,000          500,000
-----------------------------------------------------------------------

TENNESSEE (1.1%)
Clarksville Public Building Authority
   Revenue Bonds
   Pooled Financing
   Tennessee Municipal Bond Fund
   V.R.D.N. Series 2004 (Bank of America)
     07-01-34             3.65                 200,000          200,000

MUNICIPAL NOTES (CONTINUED)

ISSUE(b,c,h)           EFFECTIVE              AMOUNT          VALUE(a)
                         YIELD              PAYABLE AT
                                             MATURITY

TENNESSEE (CONT.)
Montgomery County Public Building Authority
   Revenue Bonds
   Tennessee County Loan Pool
   V.R.D.N. Series 2006 (Bank of America)
     02-01-36             3.65%               $700,000         $700,000
                                                            -----------
Total                                                           900,000
-----------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $1,530,000)                                           $1,530,000
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $84,144,659)(i)                                      $86,093,498
=======================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Nov. 30, 2006.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

    ACA      -- ACA Financial Guaranty Corporation
    AMBAC    -- Ambac Assurance Corporation
    BIG      -- Bond Investors Guarantee
    CGIC     -- Capital Guaranty Insurance Company
    CIFG     -- IXIS Financial Guaranty
    FGIC     -- Financial Guaranty Insurance Company
    FHA      -- Federal Housing Authority
    FNMA     -- Federal National Mortgage Association
    FHLMC    -- Federal Home Loan Mortgage Corporation
    FSA      -- Financial Security Assurance
    GNMA     -- Government National Mortgage Association
    MBIA     -- MBIA Insurance Corporation
    XLCA     -- XL Capital Assurance

(c) The following abbreviations may be used in the portfolio descriptions:

    A.M.T.   -- Alternative Minimum Tax -- At Feb. 28, 2007, the value of securities subject to alternative minimum tax represented
                11.7% of net assets.
    B.A.N.   -- Bond Anticipation Note
    C.P.     -- Commercial Paper
    R.A.N.   -- Revenue Anticipation Note
    T.A.N.   -- Tax Anticipation Note
    T.R.A.N. -- Tax & Revenue Anticipation Note
    V.R.     -- Variable Rate
    V.R.D.B. -- Variable Rate Demand Bond
    V.R.D.N. -- Variable Rate Demand Note

(d) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented
    3.5% of net assets at Feb. 28, 2007.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2007.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) Partially pledged as initial deposit on the following open interest rate futures contracts:

    TYPE OF SECURITY                                            NOTIONAL AMOUNT
    ---------------------------------------------------------------------------
    SALE CONTRACTS
    U.S. Treasury Note, June 2007, 10-year                           $8,200,000

(h) The Fund is entitled to receive principal and interest from the party, if indicated within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.
    Interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2007.

--------------------------------------------------------------------------------
4   RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT
    FEB. 28, 2007

NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)

(i) At Feb. 28, 2007, the cost of securities for federal income tax purposes was approximately $84,145,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                          $1,966,000
    Unrealized depreciation                                             (18,000)
    ---------------------------------------------------------------------------
    Net unrealized appreciation                                      $1,948,000
    ---------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
5   RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT
    FEB. 28, 2007
                                                              S-6355-80 G (4/07)

                              PORTFOLIO HOLDINGS
                                     FOR
                       RIVERSOURCE TAX-EXEMPT BOND FUND
                               AT FEB. 28, 2007

INVESTMENTS IN SECURITIES

FEB. 28, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


MUNICIPAL BONDS (92.3%)

NAME OF                  COUPON          PRINCIPAL             VALUE(a)
ISSUER AND                RATE            AMOUNT
TITLE OF
ISSUE (e,f)

ALABAMA (1.2%)
Birmingham Waterworks & Sewer Board
   Prerefunded Revenue Bonds
   Series 2002B (MBIA)
     01-01-33             5.25%          $1,500,000          $1,606,905
City of Birmingham
   Unlimited General Obligation Refunding Warrants
   Series 2003A (AMBAC)
     06-01-13             5.25            1,755,000           1,904,193
County of Jefferson
   Revenue Bonds
   Series 2004A
     01-01-21             5.50            1,500,000           1,638,705
     01-01-22             5.50            1,750,000           1,909,635
     01-01-23             5.25            1,500,000           1,608,120
Montgomery Medical Clinic Board
   Revenue Bonds
   Jackson Hospital & Clinic
   Series 2006
     03-01-21             5.13            1,000,000           1,052,580
                                                           ------------
Total                                                         9,720,138
-----------------------------------------------------------------------

ARIZONA (0.9%)
Arizona Health Facilities Authority
   Revenue Bonds
   Phoenix Childrens Hospital
   Series 2007B
     02-01-42             4.50            2,000,000(i)        2,015,380
Maricopa County Industrial Development Authority
   Revenue Bonds
   Catholic Healthcare West
   Series 2004A
     07-01-23             5.38            2,500,000           2,688,250
Queen Creek Improvement District #1
   Special Assessment Bonds
   Series 2006
     01-01-19             5.00              755,000             778,435
     01-01-20             5.00              580,000             596,611
     01-01-21             5.00            1,000,000           1,027,450
                                                           ------------
Total                                                         7,106,126
-----------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON          PRINCIPAL             VALUE(a)
ISSUER AND                RATE            AMOUNT
TITLE OF
ISSUE (e,f)

ARKANSAS (0.2%)
Arkansas Development Finance Authority
   Revenue Bonds
   Mortgage-backed Securities Program
   Series 2003A (GNMA/FNMA)
     07-01-34             4.90%          $1,425,000          $1,472,253
-----------------------------------------------------------------------

CALIFORNIA (13.4%)
Abag Finance Authority for Nonprofit Corporations
   Revenue Bonds
   San Diego Hospital Association
   Series 2001A
     08-15-20             6.13            1,000,000           1,085,050
Alameda Corridor Transportation Authority
   Revenue Bonds
   Senior Lien
   Series 1999A (MBIA)
     10-01-18             5.13            2,250,000           2,354,603
California Health Facilities Financing Authority
   Refunding Revenue Bonds
   Cedars-Sinai Medical Center
   Series 2005
     11-15-34             5.00            1,000,000           1,043,630
California Health Facilities Financing Authority
   Revenue Bonds
   Catholic Healthcare West
   Series 2004G
     07-01-23             5.25            2,000,000           2,131,080
California Health Facilities Financing Authority
   Revenue Bonds
   Cedars-Sinai Medical Center
   Series 1997B (MBIA)
     08-01-27             5.13            3,000,000           3,075,240
California Health Facilities Financing Authority
   Revenue Bonds
   Kaiser Permanente
   Series 2006A
     04-01-39             5.25            1,000,000           1,072,260

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON          PRINCIPAL             VALUE(a)
ISSUER AND                RATE            AMOUNT
TITLE OF
ISSUE (e,f)

CALIFORNIA (CONT.)
California State Public Works Board
   Refunding Revenue Bonds
   Various University of California Projects
   Series 1993A
     06-01-14             5.50%          $7,275,000          $7,983,294
California Statewide Communities Development Authority
   Revenue Bonds
   Kaiser Permanente
   Series 2006B
     03-01-45             5.25            2,500,000           2,673,600
California Statewide Communities Development Authority
   Revenue Bonds
   Kaiser Permanente
   Series 2007B
     04-01-36             4.37            1,000,000(i)        1,004,800
California Statewide Communities Development Authority
   Revenue Bonds
   Sutter Health
   Series 2002B
     08-15-28             5.50            2,000,000           2,156,580
Chabot-Las Positas Community College District
   Unlimited General Obligation Bonds
   Capital Appreciation
   Election of 2004
   Zero Coupon
   Series 2006B (AMBAC)
     08-01-18             4.65            1,000,000(b)          618,740
City & County of San Francisco
   Unlimited General Obligation Bonds
   Neighborhood Recreation & Park
   Series 2004A (MBIA)
     06-15-23             5.00            4,795,000           5,076,131
Fairfield-Suisun Unified School District
   Unlimited General Obligation Bonds
   Election 2002
   Series 2004 (MBIA)
     08-01-28             5.50            3,000,000           3,357,810

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007


MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON          PRINCIPAL             VALUE(a)
ISSUER AND                RATE            AMOUNT
TITLE OF
ISSUE (e,f)

CALIFORNIA (CONT.)
Golden State Tobacco Securitization Corporation
   Enhanced Asset-backed Revenue Bonds
   Series 2005A
     06-01-45             5.00%          $1,000,000          $1,039,770
Golden State Tobacco Securitization Corporation
   Prerefunded Revenue Bonds
   Series 2003A-1
     06-01-39             6.75              750,000             861,885
     06-01-40             6.63              900,000           1,028,106
Golden State Tobacco Securitization Corporation
   Revenue Bonds
   Series 2003A-1
     06-01-33             6.25              925,000           1,038,609
Livermore-Amador Valley Water Management Agency
   Revenue Bonds
   Series 2001A (AMBAC)
     08-01-23             5.00            2,000,000           2,093,960
Los Angeles County Public Works Financing Authority
   Unrefunded Revenue Bonds
   Regional Park
   Series 1997A
     10-01-16             5.00              710,000             722,595
Los Angeles Municipal Improvement Corporation
   Revenue Bonds
   Police Headquarters Facility
   Series 2006A (FGIC)
     01-01-31             4.75              800,000             835,072
Roseville Natural Gas Finance Authority
   Revenue Bonds
   Series 2007
     02-15-22             5.00            1,500,000           1,653,240
     02-15-24             5.00            1,375,000           1,523,280
     02-15-25             5.00            1,500,000           1,666,230
Semitropic Improvement District
   Revenue Bonds
   Series 2004A (XLCA)
     12-01-28             5.00            5,000,000           5,281,950
Southern California Public Power Authority
   Revenue Bonds
   Magnolia Power Project
   Series 2003A-1 (AMBAC)
     07-01-25             5.00            5,000,000           5,302,400
State of California
   Prerefunded Unlimited General Obligation Bonds
   Series 2000
     10-01-25             5.38            2,060,000           2,185,742
State of California
   Unlimited General Obligation Bonds
   Series 2001
     06-01-31             5.13            6,890,000           7,197,225
State of California
   Unlimited General Obligation Bonds
   Series 2002
     04-01-32             5.25            5,000,000           5,288,900
State of California
   Unlimited General Obligation Bonds
   Series 2003
     02-01-29             5.25            2,500,000           2,669,600
     02-01-32             5.00            2,500,000           2,621,225

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON          PRINCIPAL             VALUE(a)
ISSUER AND                RATE            AMOUNT
TITLE OF
ISSUE (e,f)

CALIFORNIA (CONT.)
State of California
   Unlimited General Obligation Bonds
   Series 2003 (MBIA)
     02-01-27             5.25%          $5,000,000          $5,371,900
State of California
   Unlimited General Obligation Bonds
   Series 2004
     03-01-14             5.25            2,500,000           2,730,275
     04-01-29             5.30            1,745,000           1,883,483
     02-01-33             5.00            2,000,000(k)        2,102,320
State of California
   Unlimited General Obligation Bonds
   Various Purpose
   Series 2003
     11-01-23             5.13            2,500,000           2,673,325
     11-01-29             5.25            1,000,000           1,075,380
State of California
   Unlimited General Obligation Bonds
   Various Purpose
   Series 2005
     06-01-28             5.00            1,750,000(k)        1,860,320
State of California
   Unrefunded Unlimited General Obligation Bonds
   Series 1999 (MBIA)
     12-01-15             5.75            1,310,000           1,398,530
Sweetwater Union High School District
   Certificate of Participation
   Series 2002 (FSA)
     09-01-21             5.00            3,255,000           3,476,340
Tobacco Securitization Authority of Southern California
   Revenue Bonds
   Series 2006-A1
     06-01-37             5.00            3,000,000           3,045,210
West Covina Redevelopment Agency
   Special Tax Refunding Bonds
   Fashion Plaza
   Series 1996
     09-01-17             6.00            5,000,000           5,748,000
                                                           ------------
Total                                                       108,007,690
-----------------------------------------------------------------------

COLORADO (1.1%)
Broomfield
   Certificate of Participation
   Open Space Park & Recreation Facilities
   Series 2000 (AMBAC)
     12-01-20             5.50            1,000,000           1,057,960
Colorado Health Facilities Authority
   Revenue Bonds
   Evangelical Lutheran
   Series 2005
     06-01-23             5.25              500,000             535,870
     06-01-29             5.00              750,000             782,078
North Range Metropolitan District #1
   Prerefunded Limited General Obligation Bonds
   Series 2001
     12-15-31             7.25            1,995,000           2,267,118

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON          PRINCIPAL             VALUE(a)
ISSUER AND                RATE            AMOUNT
TITLE OF
ISSUE (e,f)

COLORADO (CONT.)
University of Colorado
   Prerefunded Certificate of Participation
   Master Lease Purchase Agreement
   Series 2003A (AMBAC)
     06-01-23             5.00%          $3,700,000          $3,976,242
                                                           ------------
Total                                                         8,619,268
-----------------------------------------------------------------------

CONNECTICUT (0.1%)
Mashantucket Western Pequot Tribe
   Subordinated Special Revenue Bonds
   Series 2006A
     09-01-36             5.50            1,000,000(d)        1,055,030
-----------------------------------------------------------------------

FLORIDA (2.3%)
Brevard County Health Facilities Authority
   Revenue Bonds
   Health First Incorporated Project
   Series 2005
     04-01-34             5.00              750,000             782,198
Broward County School Board
   Certificate of Participation
   Series 2003 (MBIA)
     07-01-24             5.00            3,000,000           3,177,990
City of Jacksonville
   Improvement Refunding Revenue Bonds
   Series 2002A (AMBAC)
     10-01-13             5.50            3,030,000           3,351,119
City of Lakeland
   Prerefunded Revenue Bonds
   Lakeland Regional Health Systems
   Series 2002
     11-15-32             5.50            2,000,000           2,203,760
Florida Municipal Loan Council
   Revenue Bonds
   Capital Appreciation
   Zero Coupon
   Series 2000A (MBIA)
     04-01-20             6.02            4,360,000(b)        2,525,835
Highlands County Health Facilities Authority
   Prerefunded Revenue Bonds
   Hospital - Adventist Health
   Series 2002B
     11-15-23             5.25            1,000,000           1,081,010
Highlands County Health Facilities Authority
   Refunding Revenue Bonds
   Hospital - Adventist Health Systems
   Series 2006G
     11-15-32             5.13            3,000,000           3,169,950
Highlands County Health Facilities Authority
   Revenue Bonds
   Hospital - Adventist Health
   Series 2005D
     11-15-35             5.00            1,450,000           1,511,132
Lee County Industrial Development Authority
   Revenue Bonds
   Shell Point/Alliance Obligation Group
   Series 2006
     11-15-36             5.13              750,000             769,133
                                                           ------------
Total                                                        18,572,127
-----------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON          PRINCIPAL             VALUE(a)
ISSUER AND                RATE            AMOUNT
TITLE OF
ISSUE (e,f)

GEORGIA (1.6%)
Appling County Development Authority
   Revenue Bonds
   Georgia Power Company Plant Hatch Project
   Series 2006 (AMBAC)
     07-01-16             4.40%          $3,500,000          $3,567,410
Cherokee County Water & Sewer Authority
   Unrefunded Revenue Bonds
   Series 1995 (MBIA)
     08-01-25             5.20            2,665,000           3,105,365
City of Atlanta
   Revenue Bonds
   Series 2001A (MBIA)
     11-01-39             5.00            2,675,000           2,790,774
County of Fulton
   Revenue Bonds
   Series 1992 Escrowed to Maturity (FGIC)
     01-01-14             6.38            3,125,000           3,467,250
County of Fulton
   Unrefunded Revenue Bonds
   Series 1992 (FGIC)
     01-01-14             6.38              125,000             138,571
                                                           ------------
Total                                                        13,069,370
-----------------------------------------------------------------------

ILLINOIS (6.3%)
Cook & Will Counties Township High School District #206
   Unlimited General Obligation Bonds
   Capital Appreciation
   Zero Coupon
   Series 1992C Escrowed to Maturity (AMBAC)
     12-01-10             6.55            2,605,000(b)        2,265,490
Cook County Community Consolidated School District #21- Wheeling
   Unlimited General Obligation Bonds
   Capital Appreciation
   Zero Coupon
   Series 2000 Escrowed to Maturity (FSA)
     12-01-19             6.03            3,140,000(b)        1,886,449
Cook County School District #170
   Unlimited General Obligation Bonds
   Capital Appreciation
   Zero Coupon
   Series 1992C Escrowed to Maturity (AMBAC)
     12-01-09             6.50            2,155,000(b)        1,949,111
     12-01-10             6.55            2,155,000(b)        1,874,139
County of Jefferson
   Unlimited General Obligation Bonds
   Jail & Administration Office Center Project
   Series 2003A (FGIC)
     01-15-24             5.25            2,420,000           2,604,017
Illinois Educational Facilities Authority
   Refunding Revenue Bonds
   Augustana College
   Series 2003A
     10-01-22             5.63            2,500,000           2,675,275
Illinois Educational Facilities Authority
   Revenue Bonds
   University of Chicago
   Series 2003A
     07-01-25             5.25            6,770,000(k)        7,293,050

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON          PRINCIPAL             VALUE(a)
ISSUER AND                RATE            AMOUNT
TITLE OF
ISSUE (e,f)

ILLINOIS (CONT.)
Illinois Finance Authority
   Subordinated Revenue Bonds
   Regency
   Zero Coupon
   Series 1990 Escrowed to Maturity
     04-15-20             7.75%         $13,745,000(b)       $7,902,001
Lake County Community High School District #127
   Grayslake
   Unlimited General Obligation Bonds
   Capital Appreciation
   Zero Coupon
   Series 2002B (FGIC)
     02-01-16             5.32            4,000,000(b)        2,794,000
Metropolitan Pier & Exposition Authority
   Revenue Bonds
   Capital Appreciation
   Zero Coupon
   Series 1993A Escrowed to Maturity (FGIC)
     06-15-21             6.54            1,870,000(b,k)      1,044,638
Metropolitan Pier & Exposition Authority
   Revenue Bonds
   McCormick Place Expansion
   Series 2002A (MBIA)
     06-15-42             5.25            4,000,000           4,262,080
Metropolitan Pier & Exposition Authority
   Unrefunded Revenue Bonds
   Capital Appreciation
   Zero Coupon
   Series 1993A (FGIC)
     06-15-10             6.65              240,000(b)          211,800
Southern Illinois University
   Revenue Bonds
   Capital Appreciation Housing & Auxiliary
   Zero Coupon
   Series 1999A (MBIA)
     04-01-26             5.55            4,000,000(b)        1,770,280
St. Clair County Public Building Commission
   Revenue Bonds
   Capital Appreciation
   Zero Coupon
   Series 1997B (FGIC)
     12-01-14             5.95            2,000,000(b)        1,470,920
State of Illinois
   Unlimited General Obligation Bonds
   1st Series 2001 (FSA)
     05-01-26             5.25           10,000,000          10,603,300
                                                           ------------
Total                                                        50,606,550
-----------------------------------------------------------------------

INDIANA (1.0%)
Clark-Pleasant Community School Building Corporation
   Prerefunded Revenue Bonds
   1st Mortgage
   Series 2001 (AMBAC)
     07-15-16             5.50            1,000,000           1,082,140
Indiana Health & Educational Facilities Financing Authority
   Revenue Bonds
   Clarian Health Obligation
   Series 2006A
     02-15-36             5.00              625,000             650,119

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON          PRINCIPAL             VALUE(a)
ISSUER AND                RATE            AMOUNT
TITLE OF
ISSUE (e,f)

INDIANA (CONT.)
Indiana Health Facility Financing Authority
   Revenue Bonds
   Ascension Health Sub Credit
   Series 2005A
     11-01-10             5.00%          $2,500,000          $2,608,300
Indiana Transportation Finance Authority
   Prerefunded Revenue Bonds
   Series 1990A
     06-01-15             7.25            2,210,000           2,431,619
Indiana University
   Revenue Bonds
   Student Fee
   Series 2003O (FGIC)
     08-01-22             5.00            1,000,000           1,062,950
                                                           ------------
Total                                                         7,835,128
-----------------------------------------------------------------------

KANSAS (0.3%)
University of Kansas Hospital Authority
   Improvement Refunding Revenue Bonds
   Health System
   Series 2006
     09-01-23             5.00              705,000             743,119
     09-01-25             5.00            1,825,000           1,922,218
                                                           ------------
Total                                                         2,665,337
-----------------------------------------------------------------------

KENTUCKY (0.2%)
Kentucky Turnpike Authority
   Refunding Revenue Bonds
   Revitalization Project
   Series 2001A (AMBAC)
     07-01-13             5.50            1,275,000           1,405,522
-----------------------------------------------------------------------

LOUISIANA (4.4%)
City of New Orleans
   Limited General Obligation Refunding Bonds
   Series 1998B (FSA)
     12-01-10             5.10              385,000             400,204
City of New Orleans
   Unlimited General Obligation Refunding Bonds
   Capital Appreciation
   Zero Coupon
   Series 1991 (AMBAC)
     09-01-12             6.63            6,250,000(b)        4,985,750
Louisiana Housing Finance Agency
   Revenue Bonds
   Home Ownership Program-Go Zone
   Series 2007A-1 (GNMA/FNMA/FHLMC)
     06-01-38             5.85            5,000,000(j)        5,462,000
Louisiana State Citizens Property Insurance Corporation
   Revenue Bonds
   Series 2006B (AMBAC)
     06-01-16             5.00            1,500,000           1,639,050
New Orleans Home Mortgage Authority
   Special Obligation Refunding Bonds
   Series 1992 Escrowed to Maturity
     01-15-11             6.25            8,755,000           9,407,772
State of Louisiana
   Revenue Bonds
   Series 2005A (FGIC)
     05-01-19             5.25            1,000,000           1,099,350

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3   RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007


MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON          PRINCIPAL             VALUE(a)
ISSUER AND                RATE            AMOUNT
TITLE OF
ISSUE (e,f)

LOUISIANA (CONT.)
Tobacco Settlement Financing Corporation
   Asset-backed Revenue Bonds
   Series 2001B
     05-15-30             5.50%          $7,400,000          $7,801,302
     05-15-39             5.88            4,145,000           4,448,746
                                                           ------------
Total                                                        35,244,174
-----------------------------------------------------------------------

MASSACHUSETTS (4.1%)
Commonwealth of Massachusetts
   Limited General Obligation Refunding Bonds
   Series 2004B
     08-01-22             5.25            2,500,000           2,869,175
     08-01-28             5.25            2,000,000           2,341,320
Commonwealth of Massachusetts
   Limited General Obligation Refunding Bonds
   Series 2004B (MBIA)
     08-01-27             5.25            1,500,000           1,759,785
Commonwealth of Massachusetts
   Refunding Revenue Bonds
   Series 2005 (FGIC)
     01-01-28             5.50            1,500,000           1,806,285
Massachusetts Bay Transportation Authority
   Prerefunded Special Assessment Bonds
   Series 2005A
     07-01-26             5.00            1,450,000           1,586,068
Massachusetts Bay Transportation Authority
   Revenue Bonds
   Series 2005A
     07-01-31             5.00            2,000,000           2,295,480
Massachusetts Development Finance Agency
   Revenue Bonds
   Boston University
   Series 1999P
     05-15-59             6.00              675,000             838,708
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds
   Harvard University
   Series 2002FF
     07-15-37             5.13            2,500,000           2,651,725
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds
   Milford Regional Medical
   Series 2007E
     07-15-37             5.00            2,250,000           2,317,770
Massachusetts State Water Pollution Abatement
   Prerefunded Revenue Bonds
   Pool Program
   Series 2004-10
     08-01-34             5.00            3,430,000           3,723,368
Massachusetts State Water Pollution Abatement
   Unrefunded Revenue Bonds
   Pool Program
   Series 2004-10
     08-01-34             5.00              570,000             603,579
Massachusetts Water Resources Authority
   Refunding Revenue Bonds
   Series 2005A (MBIA)
     08-01-22             5.00            2,000,000           2,186,620

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON          PRINCIPAL             VALUE(a)
ISSUER AND                RATE            AMOUNT
TITLE OF
ISSUE (e,f)

MASSACHUSETTS (CONT.)
Route 3 North Transit Improvement Association
   Revenue Bonds
   Series 2000 (MBIA)
     06-15-17             5.75%          $7,570,000          $8,034,797
                                                           ------------
Total                                                        33,014,680
-----------------------------------------------------------------------

MICHIGAN (5.6%)
Detroit
   Revenue Bonds
   Second Lien
   Series 2005A (MBIA)
     07-01-30             5.00            4,500,000           4,792,680
Detroit
   Revenue Bonds
   Senior Lien
   Series 2003A (MBIA)
     07-01-21             5.00            1,350,000           1,430,879
Michigan Municipal Bond Authority
   Refunding Revenue Bonds
   Clean Water State Revolving Fund
   Series 2005
     10-01-15             5.00            1,000,000           1,092,420
Michigan Municipal Bond Authority
   Revenue Bonds
   Clean Water Revolving Fund
   Series 2001
     10-01-19             5.25            2,000,000           2,134,440
     10-01-20             5.00            3,500,000           3,691,205
Michigan Municipal Bond Authority
   Revenue Bonds
   Clean Water Revolving Fund
   Series 2006
     10-01-27             5.00            1,500,000           1,617,045
Michigan Municipal Bond Authority
   Revenue Bonds
   Drinking Water State Revolving Fund
   Series 2002
     10-01-22             5.00            2,350,000           2,496,405
Michigan Municipal Bond Authority
   Revenue Bonds
   School District City of Detroit
   Series 2005 (FSA)
     06-01-19             5.00            1,500,000           1,610,850
Michigan Public Power Agency
   Refunding Revenue Bonds
   Belle River Project
   Series 2002A (MBIA)
     01-01-14             5.25            3,000,000           3,272,280
Michigan State Hospital Finance Authority
   Refunding Revenue Bonds
   Henry Ford Health System
   Series 2006A
     11-15-26             5.00            1,090,000           1,154,332
     11-15-46             5.25            3,000,000           3,206,610
Michigan State Hospital Finance Authority
   Revenue Bonds
   Oakwood Obligated Group
   Series 2003
     11-01-18             5.50            4,070,000           4,391,367

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON          PRINCIPAL             VALUE(a)
ISSUER AND                RATE            AMOUNT
TITLE OF
ISSUE (e,f)

MICHIGAN (CONT.)
New Haven Community Schools
   Prerefunded Unlimited General Obligation Bonds
   School Building & Site
   Series 2002
   (Qualified School Board Loan Fund)
     05-01-22             5.25%          $5,500,000          $5,948,690
Oakland Schools Intermediate School District
   Limited General Obligation Bonds
   School Building & Site
   Series 2007 (FSA)
     05-01-36             5.00            2,500,000(j)        2,691,700
Saginaw Hospital Finance Authority
   Refunding Revenue Bonds
   Covenant Medical Center
   Series 2004G
     07-01-22             5.13            1,560,000           1,648,046
Summit Academy North
   Prerefunded Certificate of Participation
   Series 2001
     07-01-21             7.13            1,615,000           1,786,852
Troy City School District
   Unlimited General Obligation Bonds
   School Building & Site
   Series 2006 (MBIA)
   (Qualified School Board Loan Fund)
     05-01-24             5.00            1,600,000           1,730,496
                                                           ------------
Total                                                        44,696,297
-----------------------------------------------------------------------

MINNESOTA (3.7%)
City of Breckenridge
   Revenue Bonds
   Catholic Health Initiatives
   Series 2004A
     05-01-30             5.00            3,075,000           3,229,396
Minneapolis Special School District #1
   Unlimited General Obligation Refunding Bonds
   Series 2005A (FSA)
   (School District Credit Enhancement Program)
     02-01-15             5.00            1,000,000           1,077,290
Minneapolis/St. Paul Housing Finance Board
   Revenue Bonds
   Mortgage-backed-City Living
   Series 2006A-5 (GNMA/FNMA/FHLMC)
     04-01-27             5.45            4,000,000           4,274,440
Minneapolis-St. Paul Metropolitan Airports Commission
   Prerefunded Revenue Bonds
   Series 1998A (AMBAC)
     01-01-24             5.20            3,000,000           3,068,010
Minnesota Higher Education Facilities Authority
   Revenue Bonds
   University of St. Thomas
   5th Series 2004Y
     10-01-34             5.25            1,250,000           1,342,725
Minnesota State Municipal Power Agency
   Revenue Bonds
   Series 2005
     10-01-30             5.00            3,500,000           3,686,830


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4   RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON          PRINCIPAL             VALUE(a)
ISSUER AND                RATE            AMOUNT
TITLE OF
ISSUE (e,f)

MINNESOTA (CONT.)
St. Paul Housing & Redevelopment Authority
   Revenue Bonds
   HealthPartners Obligation Group Project
   Series 2006
     05-15-21             5.25%          $1,070,000          $1,145,446
     05-15-22             5.25            1,185,000           1,267,583
     05-15-26             5.25            1,000,000           1,062,370
     05-15-36             5.25            4,250,000           4,501,344
Todd Morrison Cass & Wadena Counties
   United Hospital District
   Unlimited General Obligation Bonds
   Health Care Facilities-Lakewood
   Series 2004
     12-01-34             5.00            1,000,000           1,042,260
University of Minnesota
   Revenue Bonds
   State Supported Stadium Debt
   Series 2006
     08-01-23             5.00            1,395,000           1,510,227
     08-01-24             5.00            1,300,000           1,405,261
     08-01-25             5.00            1,380,000           1,489,489
                                                           ------------
Total                                                        30,102,671
-----------------------------------------------------------------------

MISSOURI (0.8%)
Missouri Joint Municipal Electric Utility Commission
   Revenue Bonds
   Plum Point Project
   Series 2006 (MBIA)
     01-01-20             5.00            2,000,000           2,170,560
Missouri State Health & Educational Facilities Authority
   Revenue Bonds
   Park College
   Series 1999
     06-01-19             5.88            4,000,000           4,172,640
                                                           ------------
Total                                                         6,343,200
-----------------------------------------------------------------------

NEBRASKA (1.1%)
Central Plains Energy Project
   Revenue Bonds
   Project #1
   Series 2007
     12-01-26             4.25            9,000,000(i)        9,067,320
-----------------------------------------------------------------------

NEVADA (0.7%)
City of Las Vegas
   Special Assessment Bonds
   Special Improvement District #808 - Summerlin
   Series 2001
     06-01-11             6.00            1,960,000           2,027,130
Director of the State of Nevada
   Department of Business & Industry
   Revenue Bonds
   Capital Appreciation
   Las Vegas Monorail
   Zero Coupon
   Series 2000 (AMBAC)
     01-01-15             5.65            5,000,000(b)        3,592,850
                                                           ------------
Total                                                         5,619,980
-----------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON          PRINCIPAL             VALUE(a)
ISSUER AND                RATE            AMOUNT
TITLE OF
ISSUE (e,f)

NEW JERSEY (3.9%)
New Jersey Health Care Facilities Financing Authority
   Revenue Bonds
   South Jersey Hospital
   Series 2006
     07-01-18             5.00%          $1,925,000          $2,018,440
New Jersey Transportation Trust Fund Authority
   Revenue Bonds
   Transportation System
   Series 2006A
     12-15-21             5.50            1,500,000           1,745,460
Tobacco Settlement Financing Corporation
   Asset-backed Revenue Bonds
   Series 2002
     06-01-32             5.75            1,430,000           1,533,046
Tobacco Settlement Financing Corporation
   Prerefunded Asset-backed Revenue Bonds
   Series 2002
     06-01-37             6.00            2,175,000           2,415,490
     06-01-42             6.13            3,555,000           3,969,086
Tobacco Settlement Financing Corporation
   Revenue Bonds
   Series 2007-1A
     06-01-26             4.63           10,000,000           9,646,700
     06-01-29             5.00           10,000,000           9,948,199
                                                           ------------
Total                                                        31,276,421
-----------------------------------------------------------------------

NEW YORK (11.3%)
City of New York
   Prerefunded Unlimited General Obligation Bonds
   Series 2003I
     03-01-27             5.38              260,000             284,370
City of New York
   Prerefunded Unlimited General Obligation Bonds
   Series 2003J
     06-01-19             5.50              500,000             552,045
City of New York
   Unlimited General Obligation Bonds
   Series 2002G (FGIC)
     08-01-10             5.50           10,000,000          10,590,299
City of New York
   Unlimited General Obligation Bonds
   Series 2004D
     11-01-34             5.00            1,000,000           1,055,210
City of New York
   Unlimited General Obligation Bonds
   Series 2004E (FSA)
     11-01-22             5.00            2,600,000           2,780,492
City of New York
   Unlimited General Obligation Bonds
   Series 2004H
     08-01-20             5.00            3,660,000           3,897,278
City of New York
   Unrefunded Unlimited General Obligation Bonds
   Series 2003I
     03-01-27             5.38            1,325,000           1,432,153
City of New York
   Unrefunded Unlimited General Obligation Bonds
   Series 2003J
     06-01-19             5.50            2,000,000           2,190,640

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON          PRINCIPAL             VALUE(a)
ISSUER AND                RATE            AMOUNT
TITLE OF
ISSUE (e,f)

NEW YORK (CONT.)
Hudson Yards Infrastructure Corporation
   Revenue Bonds
   Series 2006A
     02-15-47             5.00%          $2,000,000          $2,125,580
Metropolitan Transportation Authority
   Refunding Revenue Bonds
   Series 2002A
     01-01-16             5.75            2,500,000           2,848,300
Metropolitan Transportation Authority
   Revenue Bonds
   Series 2005F
     11-15-12             5.00            1,000,000           1,064,030
     11-15-35             5.00              750,000             793,283
Metropolitan Transportation Authority
   Revenue Bonds
   Series 2006A
     11-15-22             5.00            2,500,000           2,694,950
Nassau County Tobacco Settlement Corporation
   Asset-backed Revenue Bonds
   Series 2006A-3
     06-01-35             5.00            2,350,000           2,393,945
New York City Health & Hospital Corporation
   Revenue Bonds
   Health System
   Series 2002A (FSA)
     02-15-18             5.50            2,150,000           2,336,513
     02-15-19             5.50            1,250,000           1,359,025
New York City Industrial Development Agency
   Revenue Bonds
   Queens Baseball Stadium Pilot
   Series 2006 (AMBAC)
     01-01-23             5.00            1,000,000           1,083,890
New York State Dormitory Authority
   Prerefunded Revenue Bonds
   State Personal Income Tax (Education)
   Series 2003A
     03-15-27             5.00            4,725,000           5,080,509
New York State Dormitory Authority
   Revenue Bonds
   Consolidated City University System
   2nd General Resolution
   Series 1993A
     07-01-18             5.75            5,500,000           6,238,265
New York State Dormitory Authority
   Revenue Bonds
   Cornell University
   Series 2006A
     07-01-26             5.00            1,000,000           1,080,360
New York State Dormitory Authority
   Revenue Bonds
   Education
   Series 2006C
     12-15-31             5.00            1,000,000           1,079,370
New York State Dormitory Authority
   Revenue Bonds
   Memorial Sloan-Kettering Center
   Series 2006-1
     07-01-35             5.00            1,250,000           1,333,363

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
5   RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON          PRINCIPAL             VALUE(a)
ISSUER AND                RATE            AMOUNT
TITLE OF
ISSUE (e,f)

NEW YORK (CONT.)
New York State Dormitory Authority
   Revenue Bonds
   Montefiore Hospital
   Series 2004 (FGIC/FHA)
     08-01-19             5.00%          $2,000,000          $2,154,000
New York State Dormitory Authority
   Revenue Bonds
   New York Hospital Medical Center Queens
   Series 2007 (FHA)
     02-15-37             4.75            4,500,000           4,589,280
New York State Dormitory Authority
   Revenue Bonds
   Series 2002B (AMBAC)
     11-15-26             5.25            4,000,000           4,292,280
New York State Dormitory Authority
   Revenue Bonds
   Sloan-Kettering Memorial Center
   Series 2003 (MBIA)
     07-01-23             5.00            6,000,000           6,349,079
     07-01-24             5.00            2,500,000           2,642,600
New York State Energy Research & Development Authority
   Revenue Bonds
   New York State Electric & Gas
   Series 1985 (MBIA)
     03-15-15             4.10            2,400,000           2,432,904
New York State Thruway Authority
   Refunding Revenue Bonds
   Series 2002C (AMBAC)
     04-01-14             5.50            5,000,000           5,448,800
New York State Thruway Authority
   Revenue Bonds
   Second Generation Resolution
   Series 2003B (FSA)
     04-01-21             4.75            1,500,000           1,567,485
Tobacco Settlement Financing Authority
   Asset-backed Revenue Bonds
   Series 2003A-1
     06-01-19             4.25            2,000,000           2,011,880
     06-01-19             5.50            2,250,000           2,455,335
TSASC Incorporated
   Revenue Bonds
   Series 2006-1
     06-01-34             5.00            2,000,000           2,032,900
Westchester Tobacco Asset Securitization
   Revenue Bonds
   Series 2005
     06-01-26             5.00              350,000             357,602
                                                           ------------
Total                                                        90,628,015
-----------------------------------------------------------------------

NORTH CAROLINA (2.3%)
City of Charlotte
   Certificate of Participation
   Governmental Facilities Projects
   Series 2003G
     06-01-28             5.00            1,750,000           1,838,778
North Carolina Eastern Municipal Power Agency
   Refunding Revenue Bonds
   Series 2003A
     01-01-10             5.50            2,375,000           2,477,410

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON          PRINCIPAL             VALUE(a)
ISSUER AND                RATE            AMOUNT
TITLE OF
ISSUE (e,f)

NORTH CAROLINA (CONT.)
North Carolina Eastern Municipal Power Agency
   Refunding Revenue Bonds
   Series 2003F
     01-01-14             5.50%          $5,000,000          $5,453,000
North Carolina Municipal Power Agency #1 Catawba
   Revenue Bonds
   Series 2003A
     01-01-11             5.50            5,125,000           5,390,936
State of North Carolina
   Unlimited General Obligation Public Improvement Bonds
   Series 2003B
     04-01-21             4.50            3,000,000           3,091,500
                                                           ------------
Total                                                        18,251,624
-----------------------------------------------------------------------

NORTH DAKOTA (0.4%)
Ward County
   Revenue Bonds
   Trinity Obligated Group
   Series 2006
     07-01-15             5.25              625,000             672,019
     07-01-25             5.13            2,250,000           2,364,705
                                                           ------------
Total                                                         3,036,724
-----------------------------------------------------------------------

OHIO (2.9%)
Cincinnati City School District
   Unlimited General Obligation Refunding Bonds
   Classroom Construction & Improvement
   Series 2006 (FGIC)
     12-01-25             5.25            1,500,000           1,762,950
Cleveland State University
   Revenue Bonds
   Series 2004 (FGIC)
     06-01-24             5.25            1,500,000(k)        1,635,435
Columbus City School District
   Prerefunded Unlimited General Obligation Bonds
   School Facilities Construction & Improvement
   Series 2004 (FSA)
     12-01-29             5.25            1,000,000           1,105,550
County of Cuyahoga
   Refunding Revenue Bonds
   Series 2003A
     01-01-32             6.00            4,000,000           4,442,720
Miami County
   Improvement Refunding Revenue Bonds
   Upper Valley Medical Center
   Series 2006
     05-15-21             5.25              500,000             536,120
     05-15-26             5.25            1,750,000           1,873,673
Miami University
   Refunding Revenue Bonds
   Series 2005 (AMBAC)
     09-01-23             4.75            2,435,000           2,579,736
Ohio State Higher Educational Facility Commission
   Revenue Bonds
   University Hospitals Health System
   Series 2007A
     01-15-36             4.75            2,500,000           2,523,400

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON          PRINCIPAL             VALUE(a)
ISSUER AND                RATE            AMOUNT
TITLE OF
ISSUE (e,f)

OHIO (CONT.)
State of Ohio
   Revenue Bonds
   Denison University 2007 Project
   Series 2007
     11-01-32             5.00%          $3,000,000          $3,222,990
State of Ohio
   Unlimited General Obligation Bonds
   Higher Education
   Series 2004B
     02-01-12             5.00            3,555,000           3,767,020
                                                           ------------
Total                                                        23,449,594
-----------------------------------------------------------------------

OREGON (0.4%)
Oregon State Housing & Community Services Department
   Revenue Bonds
   Single Family Mortgage Program
   Series 2003A
     07-01-24             4.80            2,860,000           2,893,290
-----------------------------------------------------------------------

PENNSYLVANIA (1.4%)
Allegheny County Hospital Development Authority
   Refunding Revenue Bonds
   Capital Appreciation
   Magee-Women's Hospital Project
   Zero Coupon
   Series 1992 (FGIC)
     10-01-17             5.81            5,115,000(b)        3,299,533
Lehigh County General Purpose Authority
   Revenue Bonds
   St. Lukes Hospital Bethlehem
   Series 2007
     08-15-42             4.61            6,000,000(i)        6,024,420
Montgomery County Industrial Development Authority
   Refunding Revenue Bonds
   Acts Retirement Communities
   Series 2006B
     11-15-22             5.00            2,000,000           2,111,540
                                                           ------------
Total                                                        11,435,493
-----------------------------------------------------------------------

PUERTO RICO (5.0%)(c)
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement Bonds
   Series 2001A (FGIC)
     07-01-29             5.50            3,000,000           3,655,050
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement Bonds
   Series 2003A
     07-01-21             5.25            1,000,000           1,071,470
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement Bonds
   Series 2004A
     07-01-34             5.00            2,000,000           2,097,280
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement Bonds
   Series 2006A
     07-01-23             5.25              500,000             548,210
     07-01-24             5.25            2,625,000           2,873,824
     07-01-26             5.25            2,000,000(k)        2,184,700
     07-01-30             5.25            3,000,000           3,264,870

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
6   RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON          PRINCIPAL             VALUE(a)
ISSUER AND                RATE            AMOUNT
TITLE OF
ISSUE (e,f)

PUERTO RICO (CONT.)
Commonwealth of Puerto Rico
   Unlimited General Obligation Refunding & Public
   Improvement Bonds
   Series 2006B
     07-01-32             5.25%          $1,250,000          $1,359,363
     07-01-35             5.00            5,000,000           5,297,699
Commonwealth of Puerto Rico
   Unlimited General Obligation Refunding Bonds
   Series 2004A
     07-01-30             5.00            1,000,000           1,049,410
Puerto Rico Highway & Transportation Authority
   Prerefunded Revenue Bonds
   Series 1996Y
     07-01-36             5.50            2,500,000           2,843,475
Puerto Rico Highway & Transportation Authority
   Refunding Revenue Bonds
   Series 2007N (AMBAC)
     07-01-30             5.25            2,500,000(j)        2,949,775
Puerto Rico Highway & Transportation Authority
   Revenue Bonds
   Series 1996Y
     07-01-13             6.25            2,300,000           2,601,484
Puerto Rico Highway & Transportation Authority
   Revenue Bonds
   Series 2003G
     07-01-42             5.00            1,500,000           1,591,860
Puerto Rico Highway & Transportation Authority
   Revenue Bonds
   Series 2005K
     07-01-19             5.00            2,000,000           2,128,620
Puerto Rico Infrastructure Financing Authority
   Refunding Special Tax Bonds
   Series 2005C (AMBAC)
     07-01-23             5.50            1,100,000           1,308,021
Puerto Rico Public Buildings Authority
   Refunding Revenue Bonds
   Government Facilities
   Series 2004J (AMBAC)
     07-01-36             5.00            2,000,000           2,125,460
Puerto Rico Public Buildings Authority
   Revenue Bonds
   Government Facilities
   Series 2004I
     07-01-33             5.25            1,500,000           1,605,135
                                                           ------------
Total                                                        40,555,706
-----------------------------------------------------------------------

RHODE ISLAND (0.9%)
Rhode Island Health & Educational Building Corporation
   Refunding Revenue Bonds
   Higher Education - Johnson & Wales
   Series 2003 (XLCA)
     04-01-11             5.00            1,865,000           1,958,698
Rhode Island Housing & Mortgage Finance Corporation
   Revenue Bonds
   Homeownership Opportunity
   Series 2006-51A
     10-01-26             4.65            2,000,000           2,040,420
     04-01-33             4.85            3,000,000           3,060,150
                                                           ------------
Total                                                         7,059,268
-----------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON          PRINCIPAL             VALUE(a)
ISSUER AND                RATE            AMOUNT
TITLE OF
ISSUE (e,f)

SOUTH CAROLINA (1.9%)
Charleston Educational Excellence Finance Corporation
   Revenue Bonds
   Charleston County School District
   Series 2005
     12-01-30             5.25%          $2,500,000          $2,697,775
Lexington County
   Revenue Bonds
   Series 2004
     05-01-24             5.50            2,100,000           2,276,547
Piedmont Municipal Power Agency
   Refunding Revenue Bonds
   Series 1991 (FGIC)
     01-01-21             6.25            1,000,000           1,246,760
South Carolina Transportation Infrastructure Bank
   Prerefunded Revenue Bonds
   Junior Lien
   Series 2001B (AMBAC)
     10-01-31             5.25            7,500,000           8,007,450
Tobacco Settlement Revenue Management Authority
   Revenue Bonds
   Series 2001B
     05-15-22             6.00            1,000,000           1,057,830
                                                           ------------
Total                                                        15,286,362
-----------------------------------------------------------------------

TENNESSEE (4.0%)
Clarksville Natural Gas Acquisition Corporation
   Revenue Bonds
   Series 2006
     12-15-17             5.00            3,000,000           3,260,400
     12-15-20             5.00            2,500,000           2,743,200
     12-15-21             5.00            2,000,000           2,204,920
Sullivan County Health Educational & Housing Facilities Board
   Revenue Bonds
   Wellmont Health System Project
   Series 2006C
     09-01-36             5.25            4,000,000           4,239,120
Tennessee Energy Acquisition Corporation
   Revenue Bonds
   Series 2006A
     09-01-18             5.25            6,500,000           7,229,820
     09-01-20             5.25            2,000,000           2,245,320
     09-01-22             5.25            2,375,000           2,688,785
     09-01-24             5.25            2,040,000           2,322,560
     09-01-26             5.25            4,750,000           5,429,820
                                                           ------------
Total                                                        32,363,945
-----------------------------------------------------------------------

TEXAS (3.6%)
Brazosport Independent School District
   Unlimited General Obligation Bonds
   Series 2003C
   (Permanent School Fund Guarantee)
     02-15-19             5.00            1,525,000           1,612,383
Cedar Hill Independent School District
   Unlimited General Obligation Refunding Bonds
   Capital Appreciation
   Zero Coupon
   Series 2006 (Permanent School Fund Guarantee)
     02-15-14             4.06            1,000,000(b)          756,960

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON          PRINCIPAL             VALUE(a)
ISSUER AND                RATE            AMOUNT
TITLE OF
ISSUE (e,f)

TEXAS (CONT.)
City of Austin
   Refunding Revenue Bonds
   Capital Appreciation
   Zero Coupon
   Series 1992 (AMBAC)
     11-15-10             6.51%          $5,055,000(b)       $4,390,722
City of San Antonio
   Revenue Bonds
   Series 2003 (MBIA)
     02-01-20             5.00            1,980,000           2,093,830
Clint Independent School District
   Prerefunded Unlimited General Obligation Bonds
   Series 2003A
   (Permanent School Fund Guarantee)
     08-15-29             5.13            6,425,000           6,964,700
Duncanville Independent School District
   Prerefunded Unlimited General Obligation Bonds
   Capital Appreciation
   Series 2001
   (Permanent School Fund Guarantee)
     02-15-28             5.65            6,965,000           7,703,220
Duncanville Independent School District
   Unrefunded Unlimited General Obligation Bonds
   Capital Appreciation
   Series 2001
   (Permanent School Fund Guarantee)
     02-15-28             5.65               35,000              38,416
Midland Independent School District
   Unlimited General Obligation Refunding Bonds
   Series 2003
   (Permanent School Fund Guarantee)
     02-15-19             5.25            2,220,000           2,388,565
Wilson County Memorial Hospital District
   Limited General Obligation Bonds
   Series 2003 (MBIA)
     02-15-28             5.13            3,000,000           3,193,440
                                                           ------------
Total                                                        29,142,236
-----------------------------------------------------------------------

VIRGINIA (1.3%)
City of Hampton
   Revenue Bonds
   Series 2002 (AMBAC)
     01-15-28             5.13            3,000,000           3,192,360
Tobacco Settlement Financing Corporation
   Asset-backed Revenue Bonds
   Series 2005
     06-01-26             5.50            1,300,000           1,378,676
     06-01-37             5.63            2,000,000           2,126,720
Virginia Public School Authority
   Revenue Bonds
   School Financing
   Series 2001A
     08-01-16             5.00            3,300,000           3,503,676
                                                           ------------
Total                                                        10,201,432
-----------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
7   RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON          PRINCIPAL             VALUE(a)
ISSUER AND                RATE            AMOUNT
TITLE OF
ISSUE (e,f)

WASHINGTON (3.4%)
City of Seattle
   Improvement Refunding Revenue Bonds
   Series 2001 (FSA)
     03-01-26             5.13%          $3,415,000          $3,557,884
NJB Properties
   Revenue Bonds
   King County Washington Project
   Series 2006A
     12-01-27             5.00            4,000,000           4,306,400
State of Washington
   Limited General Obligation Bonds
   Motor Vehicle Fuel Tax
   Series 2003B (FGIC)
     07-01-12             5.00            3,500,000           3,723,020
State of Washington
   Unlimited General Obligation Bonds
   Series 2005D (FSA)
     01-01-15             5.00            2,070,000           2,242,452
State of Washington
   Unlimited General Obligation Bonds
   Various Purpose
   Series 1999B
     01-01-13             5.00            2,675,000           2,737,488
Tobacco Settlement Authority of Washington
   Asset-backed Revenue Bonds
   Series 2002
     06-01-26             6.50              265,000             290,631
Washington Public Power Supply System
   Refunding Revenue Bonds
   Capital Appreciation
   Zero Coupon
   Series 1989B (MBIA)
     07-01-13             6.61           10,360,000(b)        8,080,177
Yakima County
   Limited General Obligation Bonds
   Series 2002 (AMBAC)
     12-01-21             5.00            2,425,000           2,563,395
                                                           ------------
Total                                                        27,501,447
-----------------------------------------------------------------------

WISCONSIN (0.6%)
Badger Tobacco Asset Securitization Corporation
   Asset-backed Revenue Bonds
   Series 2002
     06-01-27             6.13            1,175,000           1,257,144
     06-01-32             6.38            1,000,000           1,088,230
Wisconsin Health & Educational Facilities Authority
   Revenue Bonds
   Wheaton Franciscan Services
   Series 2003A
     08-15-33             5.13            2,400,000           2,489,832
                                                           ------------
Total                                                         4,835,206
-----------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $706,287,427)                                       $742,139,624
-----------------------------------------------------------------------

MUNICIPAL BONDS HELD IN TRUST (7.9%)(h)

NAME OF                  COUPON          PRINCIPAL             VALUE(a)
ISSUER AND                RATE            AMOUNT
TITLE OF
ISSUE (e,f)

MASSACHUSETTS (1.4%)
Commonwealth of Massachusetts
   Unlimited General Obligation Bonds
   Series 2002 (FGIC)
     11-01-15             5.50%         $10,000,000         $11,306,400
-----------------------------------------------------------------------

NEW JERSEY (4.1%)
New Jersey Sports & Exposition Authority
   Series 2000A
     03-01-16             5.75            6,770,000           7,149,459
New Jersey Sports & Exposition Authority
   Series 2000B
     03-01-17             5.75            7,070,000           7,462,173
New Jersey Sports & Exposition Authority
   Series 2000C
     03-01-18             5.75            6,980,000           7,365,156
New Jersey Transportation Trust Fund Authority
   Prerefunded Revenue Bonds
   Series 2000 (FSA)
     06-15-14             6.00           10,000,000          10,728,700
                                                           ------------
Total                                                        32,705,488
-----------------------------------------------------------------------

PUERTO RICO (2.4%)(c)
Puerto Rico Electric Power Authority
   Revenue Bonds
   Series 2002 (MBIA)
     07-01-17             5.50            7,500,000           8,621,325
Puerto Rico Municipal Finance Agency
   Unlimited General Obligation Bonds
   Series 2000R (FSA)
     08-01-13             5.75           10,000,000          10,594,500
                                                           ------------
Total                                                        19,215,825
-----------------------------------------------------------------------

TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $59,377,927)                                         $63,227,713
-----------------------------------------------------------------------

MUNICIPAL NOTES (2.4%)

ISSUE(e,f,g)           EFFECTIVE          AMOUNT               VALUE(a)
                         YIELD          PAYABLE AT
                                         MATURITY

COLORADO (0.5%)
Moffat County
   Refunding Revenue Bonds
   Pacificorp Projects
   V.R.D.N. Series 1994
   (JPMorgan Chase Bank) AMBAC
     05-01-13             3.63%          $4,000,000          $4,000,000
-----------------------------------------------------------------------

MICHIGAN (0.2%)
Detroit
   Revenue Bonds
   Senior Lien
   V.R.D.N. Series 2003B (Dexia Credit Local) FSA
     07-01-33             3.66              400,000             400,000
Royal Oak Hospital Finance Authority
   Refunding Revenue Bonds
   William Beaumont University
   V.R.D.N. Series 2006U (Morgan Stanley Bank) AMBAC
     01-01-20             3.64              800,000             800,000

MUNICIPAL NOTES (CONTINUED)

ISSUE(e,f,g)           EFFECTIVE          AMOUNT               VALUE(a)
                         YIELD          PAYABLE AT
                                         MATURITY

MICHIGAN (CONT.)
University of Michigan
   Refunding Revenue Bonds
   University of Michigan Hospitals
   V.R.D.N. Series 1992A
     12-01-19             3.64%            $250,000            $250,000
                                                           ------------
Total                                                         1,450,000
-----------------------------------------------------------------------

MISSISSIPPI (0.2%)
County of Jackson
   Refunding Revenue Bonds
   Chevron USA Incorporated Project
   V.R.D.N. Series 1993
     06-01-23             3.66            2,000,000           2,000,000
-----------------------------------------------------------------------

NEW MEXICO (0.3%)
New Mexico Hospital Equipment Loan Council
   Revenue Bonds
   Presbyterian Healthcare
   V.R.D.N. Series 2005B
   (Citibank) FSA
     08-01-30             3.55            2,100,000(k)        2,100,000
-----------------------------------------------------------------------

PENNSYLVANIA (--%)
Pennsylvania Higher Educational Facilities Authority
   Refunding Revenue Bonds
   Carnegie Mellon University
   V.R.D.N. Series 1995C
   (Morgan Guaranty Trust)
     11-01-29             3.64              400,000             400,000
-----------------------------------------------------------------------

TENNESSEE (1.2%)
Clarksville Public Building Authority
   Revenue Bonds
   Pooled Financing
   Tennessee Municipal Bond Fund
   V.R.D.N. Series 2001 (Bank of America)
     07-01-31             3.65            5,000,000           5,000,000
Clarksville Public Building Authority
   Revenue Bonds
   Pooled Financing
   Tennessee Municipal Bond Fund
   V.R.D.N. Series 2003 (Bank of America)
     01-01-33             3.65            4,000,000           4,000,000
Clarksville Public Building Authority
   Revenue Bonds
   Pooled Financing
   Tennessee Municipal Bond Fund
   V.R.D.N. Series 2004 (Bank of America)
     07-01-34             3.65              300,000             300,000
                                                           ------------
Total                                                         9,300,000
-----------------------------------------------------------------------

TEXAS (--%)
Port of Port Arthur Navigation District
   Refunding Revenue Bonds
   Texaco Incorporated Project
   V.R.D.N. Series 1994
     10-01-24             3.64              200,000             200,000
-----------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $19,450,000)                                         $19,450,000
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $785,115,354)(l)                                    $824,817,337
=======================================================================

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
8   RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007



NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Nov. 30, 2006.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented
    7.4% of net assets at Feb. 28, 2007.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
    Feb. 28, 2007, the value of these securities amounted to $1,055,030 or 0.1% of net assets.

(e) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

    ACA      --  ACA Financial Guaranty Corporation
    AMBAC    --  Ambac Assurance Corporation
    BIG      --  Bond Investors Guarantee
    CGIC     --  Capital Guaranty Insurance Company
    CIFG     --  IXIS Financial Guaranty
    FGIC     --  Financial Guaranty Insurance Company
    FHA      --  Federal Housing Authority
    FNMA     --  Federal National Mortgage Association
    FHLMC    --  Federal Home Loan Mortgage Corporation
    FSA      --  Financial Security Assurance
    GNMA     --  Government National Mortgage Association
    MBIA     --  MBIA Insurance Corporation
    XLCA     --  XL Capital Assurance

(f) The following abbreviations may be used in the portfolio descriptions:

    A.M.T.   --  Alternative Minimum Tax
    B.A.N.   --  Bond Anticipation Note
    C.P.     --  Commercial Paper
    R.A.N.   --  Revenue Anticipation Note
    T.A.N.   --  Tax Anticipation Note
    T.R.A.N. --  Tax & Revenue Anticipation Note
    V.R.     --  Variable Rate
    V.R.D.B. --  Variable Rate Demand Bond
    V.R.D.N. --  Variable Rate Demand Note

(g) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity.
    The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2007.

(h) Municipal Bonds Held in Trust -- The Fund enters into transactions (which may be referred to as inverse floater program transactions) in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund's Investment in Securities.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2007.

(j) At Feb. 28, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $11,067,250.

(k) Partially pledged as initial deposit on the following open interest rate futures contracts:

    TYPE OF SECURITY                                           NOTIONAL AMOUNT
    --------------------------------------------------------------------------
    SALE CONTRACTS
    U.S. Treasury Note, June 2007, 10-year                         $74,700,000

(l) At Feb. 28, 2007, the cost of securities for federal income tax purposes was approximately $755,955,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                        $39,884,000
    Unrealized depreciation                                           (182,000)
    --------------------------------------------------------------------------
    Net unrealized appreciation                                    $39,702,000
    --------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
9   RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007

                                                            S-6310-80 G (4/07)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       RiverSource Tax-Exempt Series, Inc.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   April 27, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   April 27, 2007





By                                 /s/ Jeffrey P. Fox
                                   -----------------------
                                       Jeffrey P. Fox
                                       Treasurer and Principal Financial Officer

Date                                   April 27, 2007